Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2023 - Licensed copyrights ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment And Contingencies [Line Items]
2024	¥ 8,627	$ 1,215
2025	3,787	533
2026	1,330	187
2027	731	103
2028	102	14
Thereafter	201	28
Future Minimum Payments For Noncancelable Licensed Copyrights and Produced Content fees	¥ 14,778	$ 2,080